RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Related Party Transaction
Due to related parties	$ 1,446,461	$ 3,694,469
Due from Related Parties	110,990	22,278
HUANG Jian Cong
Related Party Transaction
Due to related parties	1,323,734	3,584,216
Other Affiliates of the Company
Related Party Transaction
Due to related parties	122,727	110,253
Due from Related Parties	$ 110,990	$ 22,278